Offerings	Sep. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.99914
Maximum Aggregate Offering Price	$ 749,355,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,726.25
Offering Note
1
(1) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-282398 and 333-282398-01) of Ferguson Enterprises Inc. and Ferguson UK Holdings Limited, which was filed on September 30, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.350% Senior Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
2
(1) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-282398 and 333-282398-01) of Ferguson Enterprises Inc. and Ferguson UK Holdings Limited, which was filed on September 30, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2) Ferguson UK Holdings Limited has fully and unconditionally guaranteed the 4.350% Notes due 2031 issued by Ferguson Enterprises Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantee being registered hereby.